Restructuring (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Restructuring
Beginning balance		$ 2,908
Expenses		749
Paid or consumed		(3,138)	$ (442)
Closing balance	$ 238	238	2,908
CRO, manufacturing and other related
Restructuring
Beginning balance		2,572
Expenses		502
Paid or consumed		(2,835)	(407)
Closing balance	238	238	2,572
Severance-Related
Restructuring
Beginning balance		336
Paid or consumed	$ 500	(336)	(35)
Closing balance			$ 336
Facilities and Leases
Restructuring
Expenses		247
Paid or consumed		$ (247)